Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of exposure to currency risk from monetary assets and liabilities denominated in foreign currencies
The Group's primary exposure to foreign currency risk at the end of the reporting period was as follows:

	As of December 31, 2022
Amounts in thousands of USD	U.S.$	EUR	GBP	JPY
Trade receivables	$18,095	$8,509	$1,912	$1,403
Trade payable	2,258	1,183	8	2
Interest-bearing debt and borrowings	—	—	—	—

	As of December 31, 2021
Amounts in thousands of USD	U.S.$	EUR	GBP	CNY
Trade receivables	$31,641	$6,517	$1,695	$690
Trade payable	2,918	1,379	219	378
Interest-bearing debt and borrowings	—	—	—	—

Summary of risk exposure in foreign currencies	The Group's’s risk exposure in foreign currencies:

As of December 31, 2022
Impact of non-functional currency foreign exchange exposures (Amounts in thousands of USD)	(Increase)/decrease in loss before tax
USD/SEK exchange rate - increase 3%	$522
USD/SEK exchange rate - decrease 3%	(522)
EUR/SEK exchange rate - increase 3%	221
EUR/SEK exchange rate - decrease 3%	(221)
GBP/SEK exchange rate - increase 3%	57
GBP/SEK exchange rate - decrease 3%	(57)
JPY/SEK exchange rate - increase 3%	42
JPY/SEK exchange rate - decrease 3%	(42)

As of December 31, 2021
Impact of non-functional currency foreign exchange exposures (Amounts in thousands of USD)	(Increase)/decrease in loss before tax
USD/SEK exchange rate - increase 3%	$908
USD/SEK exchange rate - decrease 3%	(908)

Summary of analysis of the Company's financial liabilities, grouped according to their maturity dates based on contractual undiscounted payments	The following table includes an analysis of the Company’s financial liabilities, grouped according to their maturity dates based on contractual discounted payments and considers the period remaining until their contractual maturity date as at December 31, 2022 and 2021:

	amounts in thousands USD
As per December 31, 2022	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Lease liabilities (Note 15.1)	9,435	2,113	3,075	2,310	1,937
Accounts payable (Note 15.2)	6,885	6,885	—	—	—

As per December 31, 2021	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Lease liabilities (Note 15.1)	8,379	2,952	3,124	2,262	40
Accounts payable (Note 15.2)	8,668	8,668	—	—	—